Vanguard® Short Duration Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (23.9%)
U.S. Government Securities (17.7%)
	United States Treasury Note/Bond	4.375%	7/31/26	279	280
	United States Treasury Note/Bond	4.375%	8/15/26	306	307
	United States Treasury Note/Bond	3.750%	8/31/26	487	486
	United States Treasury Note/Bond	3.500%	9/30/26	836	832
	United States Treasury Note/Bond	4.125%	10/31/26	90	90
	United States Treasury Note/Bond	4.250%	11/30/26	582	585
	United States Treasury Note/Bond	4.375%	12/15/26	718	723
	United States Treasury Note/Bond	4.250%	12/31/26	1,000	1,006
	United States Treasury Note/Bond	4.125%	1/31/27	646	649
	United States Treasury Note/Bond	4.125%	2/28/27	540	543
	United States Treasury Note/Bond	3.750%	8/15/27	126	126
	United States Treasury Note/Bond	3.875%	10/15/27	162	163
	United States Treasury Note/Bond	4.250%	2/15/28	181	184
	United States Treasury Note/Bond	1.125%	2/29/28	202	189
	United States Treasury Note/Bond	1.250%	3/31/28	197	185
	United States Treasury Note/Bond	3.750%	4/15/28	175	175
	United States Treasury Note/Bond	3.500%	4/30/28	171	170
	United States Treasury Note/Bond	2.875%	5/15/28	187	183
	United States Treasury Note/Bond	3.625%	5/31/28	163	163
	United States Treasury Note/Bond	1.250%	6/30/28	70	65
	United States Treasury Note/Bond	1.000%	7/31/28	104	96
	United States Treasury Note/Bond	1.125%	8/31/28	390	360
	United States Treasury Note/Bond	1.250%	9/30/28	83	77
	United States Treasury Note/Bond	4.625%	9/30/28	85	87
	United States Treasury Note/Bond	4.875%	10/31/28	50	52
	United States Treasury Note/Bond	3.125%	11/15/28	150	147
	United States Treasury Note/Bond	4.000%	1/31/29	60	61
	United States Treasury Note/Bond	4.625%	4/30/29	70	72
	United States Treasury Note/Bond	1.750%	11/15/29	49	45
	United States Treasury Note/Bond	3.875%	11/30/29	20	20
	United States Treasury Note/Bond	4.125%	11/30/29	145	147
	United States Treasury Note/Bond	1.500%	2/15/30	69	62
	United States Treasury Note/Bond	4.000%	2/28/30	246	248
	United States Treasury Note/Bond	4.000%	3/31/30	313	316
					8,894
Conventional Mortgage-Backed Securities (6.2%)
[1,2]	Ginnie Mae	6.000%	7/15/54	550	558
[1,2]	Ginnie Mae	6.500%	7/15/54	100	102
[1,2,3]	UMBS Pool	1.500%	7/15/39	250	222
[1,2,3]	UMBS Pool	2.000%	7/15/39	350	320
[1,2,3]	UMBS Pool	2.500%	7/15/39	150	140
[1,2,3]	UMBS Pool	3.000%	7/15/39	150	143
[1,2,3]	UMBS Pool	5.000%	7/15/39	50	50
[1,2,3]	UMBS Pool	5.500%	7/17/40	150	153
[1,2,3]	UMBS Pool	6.000%	7/15/54	750	762
[1,2,3]	UMBS Pool	6.500%	7/15/54	650	671
					3,121
Total U.S. Government and Agency Obligations (Cost $11,966)					12,015
Asset-Backed/Commercial Mortgage-Backed Securities (16.8%)
[1,4]	AutoNation Finance Trust Class B Series 2025-1A	5.030%	8/12/30	300	304
[1,4]	AutoNation Finance Trust Class D Series 2025-1A	5.630%	9/10/32	300	304
[1,5]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/57	410	428
[1,4]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	220	205
[1]	CarMax Auto Owner Trust Class D Series 2025-2	5.740%	10/15/31	200	205
[1]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	350	344
[1,4]	Crossroads Asset Trust Class A2 Series 2025-A	4.910%	2/20/32	300	301
[1,4]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/49	401	393
[1,3,4,5]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	5.306%	2/25/45	393	394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,4]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	200	203
[1,4]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/29	265	265
[1,3,4,5]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	5.405%	5/25/45	385	385
[1]	Gm Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/29	100	101
[1]	Harley-Davidson Motorcycle Trust Class A4 Series 2025-A	4.790%	2/15/33	400	407
[1,4,5]	Hudson Yards Mortgage Trust Class A Series 2025-SPRL	5.649%	1/13/40	400	412
[1]	Hyundai Auto Receivables Trust Class C Series 2025-B	4.920%	7/15/32	400	404
[1,4]	Onemain Financial Issuance Trust Class A Series 2025-1A	4.820%	7/14/38	375	377
[1,4]	Onemain Financial Issuance Trust Class B Series 2025-1A	5.050%	7/14/38	250	252
[1,4]	Progress Residential Trust Class A Series 2025-SFR2	3.305%	4/17/42	100	94
[1,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	360	363
[1]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/31	193	194
[1,4]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/31	375	376
[1,4]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/32	200	200
[1,4]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/31	330	336
[1,4]	SFS Auto Receivables Securitization Trust Class C Series 2025-2A	5.050%	4/20/33	200	201
[1,4]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/27	200	202
[1,4]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/41	150	148
[1]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/31	350	353
[1]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	300	294
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $8,386)					8,445
Corporate Bonds (58.9%)
Communications (3.2%)
[4]	AMC Networks Inc.	10.250%	1/15/29	30	31
	AMC Networks Inc.	4.250%	2/15/29	5	4
[2,4]	AMC Networks Inc.	10.500%	7/15/32	25	25
	AT&T Inc.	4.700%	8/15/30	110	111
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	40	38
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	35	36
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	70	69
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	300	277
[4]	CSC Holdings LLC	11.250%	5/15/28	140	139
[4]	CSC Holdings LLC	11.750%	1/31/29	30	29
[4]	CSC Holdings LLC	4.500%	11/15/31	40	28
[4]	DISH Network Corp.	11.750%	11/15/27	100	103
[4]	Midcontinent Communications	8.000%	8/15/32	40	42
	Paramount Global	2.900%	1/15/27	155	151
	Telefonica Emisiones SA	4.103%	3/8/27	125	124
	T-Mobile USA Inc.	2.625%	2/15/29	200	188
[4]	Univision Communications Inc.	8.500%	7/31/31	70	70
	Verizon Communications Inc.	4.016%	12/3/29	100	99
	Warnermedia Holdings Inc.	3.755%	3/15/27	48	45
					1,609
Consumer Discretionary (2.8%)
	AutoZone Inc.	3.750%	6/1/27	200	198
	AutoZone Inc.	3.750%	4/18/29	105	103
[4]	Belron UK Finance plc	5.750%	10/15/29	60	60
[4]	Carnival Corp.	5.875%	6/15/31	10	10
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/30	18	19
[4]	ERAC USA Finance LLC	5.000%	2/15/29	105	108
[4]	Flutter Treasury DAC	5.875%	6/4/31	40	40
	General Motors Co.	4.200%	10/1/27	50	49
	General Motors Co.	5.400%	10/15/29	100	102
	General Motors Financial Co. Inc.	4.350%	1/17/27	35	35
	General Motors Financial Co. Inc.	5.400%	5/8/27	135	137
	General Motors Financial Co. Inc.	5.000%	7/15/27	20	20
	General Motors Financial Co. Inc.	5.350%	7/15/27	50	51
	General Motors Financial Co. Inc.	4.300%	4/6/29	100	98
	Goodyear Tire & Rubber Co.	6.625%	7/15/30	105	107
[4]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/30	5	5
[4]	NCL Corp. Ltd.	8.125%	1/15/29	15	16
[4]	NCL Corp. Ltd.	7.750%	2/15/29	20	21
[4]	Newell Brands Inc.	8.500%	6/1/28	35	37
	Newell Brands Inc.	6.625%	9/15/29	80	79
	Newell Brands Inc.	6.375%	5/15/30	40	39
	Toyota Motor Credit Corp.	4.500%	5/14/27	20	20
[2,4]	Vail Resorts Inc.	5.625%	7/15/30	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Whirlpool Corp.	6.125%	6/15/30	50	50
					1,414
Consumer Staples (6.0%)
	BAT Capital Corp.	3.557%	8/15/27	260	256
	BAT Capital Corp.	2.259%	3/25/28	10	10
	BAT Capital Corp.	4.906%	4/2/30	270	274
	Constellation Brands Inc.	4.800%	5/1/30	70	71
[4]	Energizer Holdings Inc.	4.375%	3/31/29	50	47
[2,4]	Imperial Brands Finance plc	4.500%	6/30/28	200	200
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	2.500%	1/15/27	121	117
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.125%	2/1/28	50	51
	Keurig Dr Pepper Inc.	5.100%	3/15/27	200	203
	Keurig Dr Pepper Inc.	3.200%	5/1/30	50	47
	Keurig Dr Pepper Inc.	4.600%	5/15/30	70	70
	Kraft Heinz Foods Co.	3.750%	4/1/30	5	5
	Kroger Co.	4.500%	1/15/29	151	152
	Kroger Co.	2.200%	5/1/30	15	14
[4]	Mars Inc.	4.450%	3/1/27	5	5
[4]	Mars Inc.	4.600%	3/1/28	450	454
[4]	Mars Inc.	4.550%	4/20/28	20	20
	Philip Morris International Inc.	4.375%	11/1/27	53	53
	Philip Morris International Inc.	4.875%	2/13/29	100	102
	Philip Morris International Inc.	3.375%	8/15/29	200	193
	Philip Morris International Inc.	4.625%	11/1/29	150	151
	Philip Morris International Inc.	5.125%	2/15/30	151	155
	Philip Morris International Inc.	4.375%	4/30/30	350	349
					2,999
Energy (4.2%)
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	5.875%	6/30/29	20	20
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	45	45
	BP Capital Markets America Inc.	3.937%	9/21/28	70	69
	BP Capital Markets America Inc.	4.868%	11/25/29	100	102
[4]	Civitas Resources Inc.	8.750%	7/1/31	42	43
[4]	Civitas Resources Inc.	9.625%	6/15/33	42	43
	Coterra Energy Inc.	3.900%	5/15/27	50	49
	Coterra Energy Inc.	4.375%	3/15/29	50	50
	DCP Midstream Operating LP	5.625%	7/15/27	70	72
	DCP Midstream Operating LP	5.125%	5/15/29	50	51
[4]	DT Midstream Inc.	4.125%	6/15/29	40	39
	Ecopetrol SA	4.625%	11/2/31	50	42
	Enbridge Inc.	5.900%	11/15/26	50	51
	Enbridge Inc.	4.250%	12/1/26	53	53
	Enbridge Inc.	3.125%	11/15/29	100	95
	Energy Transfer LP	6.050%	12/1/26	35	36
	Energy Transfer LP	5.250%	4/15/29	48	49
	Energy Transfer LP	4.150%	9/15/29	100	99
[4]	EQT Corp.	4.500%	1/15/29	70	69
[4]	Excelerate Energy LP	8.000%	5/15/30	35	37
[4]	Helmerich & Payne Inc.	4.850%	12/1/29	53	51
	Kinder Morgan Inc.	5.100%	8/1/29	70	72
	Kinder Morgan Inc.	5.150%	6/1/30	10	10
	MPLX LP	4.800%	2/15/29	50	50
	Occidental Petroleum Corp.	5.000%	8/1/27	35	35
	ONEOK Inc.	4.550%	7/15/28	100	100
	ONEOK Inc.	4.350%	3/15/29	105	104
[1]	Petroleos Mexicanos	8.750%	6/2/29	200	207
[4]	Rockies Express Pipeline LLC	4.950%	7/15/29	30	29
	Targa Resources Corp.	6.150%	3/1/29	85	89
[4]	Transocean Inc.	8.250%	5/15/29	20	19
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	100	94
[4]	Venture Global LNG Inc.	8.375%	6/1/31	110	114
	VENTURE GLOBAL PLAQUE	6.500%	1/15/34	35	35
					2,123
Financials (21.0%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	100	98
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	375	369
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	100	95
	Ally Financial Inc.	5.737%	5/15/29	50	51
[4]	Athene Global Funding	5.349%	7/9/27	70	71

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Athene Global Funding	4.830%	5/9/28	200	201
	Banco Santander SA	4.250%	4/11/27	75	75
	Banco Santander SA	5.365%	7/15/28	200	204
	Bank of America Corp.	2.087%	6/14/29	50	47
	Bank of America Corp.	3.194%	7/23/30	620	590
	Blackstone Secured Lending Fund	5.350%	4/13/28	75	76
	Blackstone Secured Lending Fund	5.300%	6/30/30	26	26
	Brown & Brown Inc.	4.700%	6/23/28	17	17
	Canadian Imperial Bank of Commerce	4.857%	3/30/29	100	101
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	128	132
	Capital One Financial Corp.	5.463%	7/26/30	65	67
	Charles Schwab Corp.	3.250%	5/22/29	181	175
[4]	Citadel Securities Global Holdings LLC	5.500%	6/18/30	250	253
	Citigroup Inc.	4.786%	3/4/29	125	126
	Citigroup Inc.	4.952%	5/7/31	325	329
	Citizens Financial Group Inc.	5.253%	3/5/31	50	51
	Corebridge Financial Inc.	6.875%	12/15/52	70	72
	Deutsche Bank AG	5.373%	1/10/29	350	356
	Fifth Third Bancorp	4.055%	4/25/28	106	105
[4]	Freedom Mortgage Corp.	7.625%	5/1/26	100	100
	HSBC Holdings plc	5.240%	5/13/31	200	204
	HSBC USA Inc.	4.650%	6/3/28	200	202
	Huntington Bancshares Inc.	4.443%	8/4/28	135	135
	Huntington National Bank	4.871%	4/12/28	500	503
	Huntington National Bank	4.552%	5/17/28	200	201
	Huntington National Bank	5.650%	1/10/30	100	104
	JPMorgan Chase & Co.	6.070%	10/22/27	75	77
	JPMorgan Chase & Co.	4.979%	7/22/28	100	101
	JPMorgan Chase & Co.	4.505%	10/22/28	100	100
	JPMorgan Chase & Co.	6.087%	10/23/29	200	210
	JPMorgan Chase & Co.	5.012%	1/23/30	181	184
	M&T Bank Corp.	4.553%	8/16/28	285	285
	M&T Bank Corp.	5.179%	7/8/31	85	86
	Manufacturers & Traders Trust Co.	4.762%	7/6/28	250	252
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/31	200	205
	Morgan Stanley	6.407%	11/1/29	75	79
	Morgan Stanley Bank NA	4.952%	1/14/28	600	605
	Morgan Stanley Bank NA	5.016%	1/12/29	477	484
	OneMain Finance Corp.	6.625%	5/15/29	20	21
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.400%	7/1/27	225	225
[4]	Phoenix Aviation Capital Ltd.	9.250%	7/15/30	20	21
	Prudential Financial Inc.	4.500%	9/15/47	70	69
	Regions Financial Corp.	1.800%	8/12/28	250	231
	Regions Financial Corp.	5.722%	6/6/30	200	207
	RenaissanceRe Finance Inc.	3.450%	7/1/27	125	123
[4]	Rocket Cos. Inc.	6.125%	8/1/30	200	204
	Royal Bank of Canada	4.522%	10/18/28	106	106
	Sixth Street Lending Partners	5.750%	1/15/30	10	10
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	35	36
	State Street Corp.	4.834%	4/24/30	60	61
	Suci Second Investment Co.	4.375%	9/10/27	200	199
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	100	103
	Synovus Financial Corp.	6.168%	11/1/30	35	36
	Toronto-Dominion Bank	4.783%	12/17/29	100	101
	Truist Financial Corp.	5.071%	5/20/31	60	61
[4]	UBS Group AG	5.428%	2/8/30	275	282
	US Bancorp	5.384%	1/23/30	85	88
	US Bank NA	4.730%	5/15/28	350	352
	Wells Fargo & Co.	4.970%	4/23/29	100	101
	Wells Fargo & Co.	5.150%	4/23/31	100	102
					10,543
Health Care (4.7%)
[4]	1261229 BC Ltd.	10.000%	4/15/32	25	25
	Amgen Inc.	1.650%	8/15/28	5	5
	Baxter International Inc.	1.915%	2/1/27	860	828
	Baxter International Inc.	2.272%	12/1/28	100	93
	Baxter International Inc.	3.950%	4/1/30	195	191
	Becton Dickinson & Co.	2.823%	5/20/30	18	17
	Centene Corp.	3.375%	2/15/30	35	32

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Charles River Laboratories International Inc.	3.750%	3/15/29	10	9
[4]	Charles River Laboratories International Inc.	4.000%	3/15/31	35	32
[4]	CHS / Community Health Systems Inc.	5.625%	3/15/27	100	98
	CVS Health Corp.	1.300%	8/21/27	65	61
	CVS Health Corp.	5.000%	1/30/29	200	203
[4]	DaVita Inc.	4.625%	6/1/30	10	10
	GE HealthCare Technologies Inc.	4.800%	1/15/31	35	35
	HCA Inc.	3.125%	3/15/27	53	52
	HCA Inc.	3.375%	3/15/29	75	72
	HCA Inc.	4.125%	6/15/29	100	98
[4]	IQVIA Inc.	6.250%	6/1/32	10	10
	McKesson Corp.	4.650%	5/30/30	245	247
[4]	Medline Borrower LP	5.250%	10/1/29	35	35
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	28	27
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/30	35	36
	UnitedHealth Group Inc.	4.400%	6/15/28	10	10
	UnitedHealth Group Inc.	4.250%	1/15/29	100	100
	UnitedHealth Group Inc.	4.650%	1/15/31	30	30
					2,356
Industrials (4.7%)
[4]	Air Canada	3.875%	8/15/26	130	129
[4]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/30	20	20
[4]	Allison Transmission Inc.	5.875%	6/1/29	40	40
[4]	American Airlines Inc.	8.500%	5/15/29	30	31
	Boeing Co.	5.040%	5/1/27	53	53
	Boeing Co.	6.259%	5/1/27	158	163
	Boeing Co.	3.200%	3/1/29	505	481
	Boeing Co.	5.150%	5/1/30	57	58
[4]	BWX Technologies Inc.	4.125%	6/30/28	65	64
	CSX Corp.	4.250%	3/15/29	110	110
[4]	Garda World Security Corp.	8.250%	8/1/32	15	15
[4]	Garda World Security Corp.	8.375%	11/15/32	25	26
[4]	Gates Corp.	6.875%	7/1/29	195	203
[4]	Herc Holdings Inc.	7.000%	6/15/30	20	21
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/31	40	39
	Northrop Grumman Corp.	4.650%	7/15/30	135	136
	RTX Corp.	3.125%	5/4/27	116	114
	RTX Corp.	7.500%	9/15/29	75	84
[4]	Siemens Funding BV	4.600%	5/28/30	300	303
[4]	TransDigm Inc.	6.750%	8/15/28	150	153
[4]	TransDigm Inc.	6.375%	5/31/33	55	55
[4]	United Airlines Inc.	4.375%	4/15/26	70	70
					2,368
Materials (3.6%)
[4]	Canpack SA / Canpack US LLC	3.125%	11/1/25	180	178
[4]	Chemours Co.	5.750%	11/15/28	30	28
[4]	Cleveland-Cliffs Inc.	6.875%	11/1/29	30	30
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	200	196
	CRH SMW Finance DAC	5.200%	5/21/29	100	103
	Eastman Chemical Co.	5.000%	8/1/29	100	101
[4]	Element Solutions Inc.	3.875%	9/1/28	70	68
	Freeport-McMoRan Inc.	4.625%	8/1/30	128	127
[4]	Georgia-Pacific LLC	4.400%	6/30/28	60	60
[4]	Glencore Funding LLC	5.371%	4/4/29	100	103
[4]	Graphic Packaging International LLC	4.750%	7/15/27	240	236
[4]	JH North America Holdings Inc.	5.875%	1/31/31	50	50
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	190	200
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	40	40
[4]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	20	20
[4]	SNF Group SACA	3.125%	3/15/27	150	146
[4]	Trivium Packaging Finance BV	8.250%	7/15/30	20	21
[4]	Trivium Packaging Finance BV	12.250%	1/15/31	15	16
[4]	WR Grace Holdings LLC	5.625%	8/15/29	80	72
					1,795
Real Estate (1.5%)
	American Tower Corp.	3.550%	7/15/27	100	99
	American Tower Corp.	5.200%	2/15/29	100	102
	Brandywine Operating Partnership LP	8.875%	4/12/29	15	16
	COPT Defense Properties LP	2.000%	1/15/29	70	64

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Extra Space Storage LP	3.900%	4/1/29	70	69
	Healthpeak OP LLC	3.500%	7/15/29	47	45
	Hudson Pacific Properties LP	3.950%	11/1/27	10	10
	Hudson Pacific Properties LP	5.950%	2/15/28	110	107
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	20	14
[4]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/32	45	47
	Rexford Industrial Realty LP	5.000%	6/15/28	75	76
	Service Properties Trust	5.500%	12/15/27	70	69
					718
Technology (3.2%)
	Cotiviti Corp.	7.625%	5/1/31	80	80
	Dell International LLC / EMC Corp.	4.750%	4/1/28	100	101
	Dell International LLC / EMC Corp.	4.350%	2/1/30	206	204
[4]	Foundry JV Holdco LLC	5.900%	1/25/30	302	316
[4]	Imola Merger Corp.	4.750%	5/15/29	60	58
	Intel Corp.	3.150%	5/11/27	53	52
	Intel Corp.	3.900%	3/25/30	210	204
[4]	McAfee Corp.	7.375%	2/15/30	70	66
	Texas Instruments Inc.	4.500%	5/23/30	250	253
	VMware LLC	3.900%	8/21/27	100	99
	Workday Inc.	3.500%	4/1/27	135	133
	X Corp.	9.500%	10/29/29	45	44
					1,610
Utilities (4.0%)
	Ameren Corp.	5.700%	12/1/26	106	108
	Ameren Corp.	5.000%	1/15/29	300	306
	Appalachian Power Co.	3.300%	6/1/27	250	245
	Arizona Public Service Co.	2.600%	8/15/29	100	93
[4]	Calpine Corp.	4.500%	2/15/28	40	40
	Dominion Energy Inc.	6.875%	2/1/55	160	168
	DTE Energy Co.	4.875%	6/1/28	100	101
	DTE Energy Co.	5.100%	3/1/29	100	102
	Exelon Corp.	4.050%	4/15/30	100	98
	NiSource Inc.	3.490%	5/15/27	150	148
	NiSource Inc.	5.250%	3/30/28	35	36
[4]	Ohio Edison Co.	4.950%	12/15/29	130	132
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	50	48
	Pinnacle West Capital Corp.	4.900%	5/15/28	30	30
	Pinnacle West Capital Corp.	5.150%	5/15/30	50	51
[4]	PSEG Power LLC	5.200%	5/15/30	50	51
	Public Service Enterprise Group Inc.	5.200%	4/1/29	35	36
[4]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/31	10	10
	WEC Energy Group Inc.	5.150%	10/1/27	150	153
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/27	50	49
					2,005
Total Corporate Bonds (Cost $29,232)					29,540
Floating Rate Loan Interests (1.9%)
[5]	American Airlines Inc. Term Loan B, TSFR3M + 3.250%	7.546%	5/28/32	30	30
[5]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	8.577%	9/19/30	85	83
[5]	Bausch & Lomb Corp. Term Loan B, TSFR1M + 4.250%	8.571%	12/18/30	5	5
[5]	Bausch & Lomb Corp. Term Loan, TSFR1M + 4.250%	8.671%	5/10/27	95	95
[5,6]	Beach Acquisition Bidco LLC	—%	6/25/32	10	10
[5]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	7.077%	1/28/32	120	120
[5]	Cloud Software Group Inc. Term Loan B, TSFR3M + 3.500%	7.796%	3/29/29	40	40
[5]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	8.327%	4/23/31	40	40
[5,6]	Gryphon Debt Merger Sub Inc.	—%	6/18/32	80	80
[5]	Opal Bidco SAS Term Loan B, Prime Rate + 2.250%	9.750%	4/28/32	100	100
[5,6]	Osttra Group Ltd.	—%	5/20/32	175	175
[5,6]	Sazerac Co. Inc.	—%	6/25/32	90	90
[5]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.046%	5/6/32	50	51
[5]	UKG Inc. Term Loan B, TSFR1M + 3.000%	7.311%	2/10/31	40	40
Total Floating Rate Loan Interests (Cost $956)					959
Sovereign Bonds (5.1%)
	Dominican Republic	5.500%	2/22/29	200	199
	Federative Republic of Brazil	4.625%	1/13/28	200	200
	Kingdom of Morocco	2.375%	12/15/27	200	188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Chile	3.240%	2/6/28	300	292
	Republic of Guatemala	4.875%	2/13/28	200	197
	Republic of Hungary	6.125%	5/22/28	200	206
	Republic of Paraguay	4.700%	3/27/27	200	200
	Republic of South Africa	4.300%	10/12/28	200	193
	Republic of Turkiye	9.375%	3/14/29	200	220
	Republic of Turkiye	7.625%	4/26/29	200	209
[7]	State of Israel	5.000%	10/30/26	200	242
	Sultanate of Oman	5.375%	3/8/27	200	202
Total Sovereign Bonds (Cost $2,524)					2,548
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[8]	Vanguard Market Liquidity Fund (Cost $33)	4.355%		328	33
Total Investments (106.7%) (Cost $53,097)					53,540
Other Assets and Liabilities—Net (-6.7%)					(3,353)
Net Assets (100%)					50,187
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $12,705, representing 25.3% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Represents an unsettled loan as of June 30, 2025. The coupon rate is not known until the settlement date.
7	Face amount denominated in euro.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	September 2025	(4)	(832)	—
5-Year U.S. Treasury Note	September 2025	(10)	(1,090)	(5)
10-Year U.S. Treasury Note	September 2025	(1)	(112)	—
Euro-Schatz	September 2025	(1)	(126)	—
Ultra 10-Year U.S. Treasury Note	September 2025	(1)	(114)	—
				(5)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	9/17/25	USD	245	EUR	214	—	(8)
EUR—euro.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S44-V1	6/21/30	USD	150	5.000	11	4
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/22/28	N/A	300	3.688[1]	(4.321)[2]	2	2
5/20/30	N/A	185	4.319[2]	(3.706)[1]	(2)	(2)
					0	0
1 Interest payment received/paid annually.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.	Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
H.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
I.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	12,015	—	12,015
Asset-Backed/Commercial Mortgage-Backed Securities	—	8,445	—	8,445
Corporate Bonds	—	29,540	—	29,540
Floating Rate Loan Interests	—	959	—	959
Sovereign Bonds	—	2,548	—	2,548
Temporary Cash Investments	33	—	—	33
Total	33	53,507	—	53,540
Derivative Financial Instruments
Assets
Futures Contracts[1]	—	—	—	—
Swap Contracts	6[1]	—	—	6
Total	6	—	—	6
Liabilities
Futures Contracts[1]	(5)	—	—	(5)
Forward Currency Contracts	—	(8)	—	(8)
Swap Contracts	(2)[1]	—	—	(2)
Total	(7)	(8)	—	(15)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.